Income Taxes - Schedule of income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Taxes
Current income tax	¥ 1,933,798	$ 303,456	¥ 0	¥ 0
Deferred income tax benefit	(213)	(34)	0	0
Income tax expenses	¥ 1,933,585	$ 303,422	¥ 0	¥ 0